STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of changes in outstanding stock options
A summary of changes in outstanding stock options is as follows:

	December 31, 2013
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2013	10,460	$33.68
Granted	693	47.33
Exercised	(2,246)	23.17
Forfeited	(783)	41.87
Expired	(50)	33.91
Outstanding at December 31, 2013	8,074	$36.98	6.8	$255,671
Options exercisable	3,740	$30.34	5.3	$143,307

Schedule of information about stock options outstanding and exercisable
The following table summarizes the information about stock options outstanding and exercisable at December 31, 2013:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2013	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2013	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
	(Shares in thousands)
$0.01 to $10.00	2	0.3	$6.98	2	0.3	$6.98
$10.01 to $20.00	559	5.4	17.55	559	5.4	17.55
$20.01 to $30.00	1,277	5.0	22.14	1,031	4.8	22.24
$30.01 to $40.00	2,068	7.2	32.03	1,081	7.1	31.84
$40.01 to $50.00	3,786	7.2	45.42	1,047	3.7	43.12
$50.01 to $60.00	382	8.4	58.51	20	8.2	56.50
	8,074	6.8	$36.98	3,740	5.3	$30.34

Schedule of weighted average assumptions used in Black-Scholes option pricing model
The following are the weighted average assumptions used in the Black-Scholes option pricing model:

	Years Ended December 31,
	2013	2012	2011
Expected volatility	29%	31%	30%
Risk-free interest rate	1.0%	0.6%	2.3%
Expected term	6.2 years	4.4 years	6.1 years
Dividend yield	2.0%	1.2%	—

Schedule of outstanding nonvested RSUs and PSUs
Nonvested RSUs and PSUs outstanding at December 31, 2013 and changes during the year ended December 31, 2013 are as follows:

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2013	370	$39.94	1,270	$29.39
Granted	552	42.32	—	—
Vested	(230)	33.50	(53)	29.39
Forfeited	—	—	(895)	28.71
Nonvested at December 31, 2013	692	$43.50	322	$31.27
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(a)
Included in the table are PSUs which vest at the end of two or three years in varying amounts depending upon certain performance conditions. The PSU table above includes these awards at their maximum potential payout.